Document and entity information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	SHINHAN FINANCIAL GROUP CO LTD
Entity Central Index Key	0001263043
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	515,894,758
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Annual Report	true
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
ICFR Auditor Attestation Flag	true
ADS [Member]
Document Information [Line Items]
Trading Symbol	SHG
Security 12b Title	American Depositary Shares
Security Exchange Name	NYSE
Common stocks [Member]
Document Information [Line Items]
Trading Symbol	SHG
Security 12b Title	Common stock, par value Won 5,000 per share
Security Exchange Name	NYSE